Goodwill and other intangible assets: (Tables)	12 Months Ended
Mar. 31, 2011
Changes in the Carrying Amount of Goodwill by Business Segment

The changes in the carrying amount of goodwill by business segment for the years ended March 31, 2010 and 2011 were as follows:

	Millions of yen
	2010
	Mobile phone business	Miscellaneous businesses	Consolidated
Balance at beginning of year	¥138,597	¥15,788	¥154,385
Goodwill acquired during the year	3,426	40,030	43,456
Foreign currency translation adjustment	60	190	250
Other	—	345	345

Balance at end of year	¥142,083	¥56,353	¥198,436

	Millions of yen
	2011
	Mobile phone business	Miscellaneous businesses	Consolidated
Balance at beginning of year	¥142,083	¥56,353	¥198,436
Goodwill acquired during the year	10,852	—	10,852
Foreign currency translation adjustment	(1,219)	(1,901)	(3,120)
Other	(509)	(86)	(595)

Balance at end of year	¥151,207	¥54,366	¥205,573

Other Intangible Assets

Other intangible assets, as of March 31, 2010 and 2011 comprised the following:

	Millions of yen
	2010
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥783,874	¥540,767	¥243,107
Internal-use software	1,014,142	740,675	273,467
Software acquired to be used in manufacture of handsets	158,738	77,877	80,861
Rights to use telecommunications facilities of wireline operators	18,193	6,380	11,813
Other	21,844	6,123	15,721

Total amortizable intangible assets	¥1,996,791	¥1,371,822	¥624,969

Unamortizable intangible assets:
Trademarks and trade names			¥3,722

Total unamortizable intangible assets			¥3,722

Total			¥628,691

	Millions of yen
	2011
	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizable intangible assets:
Software for telecommunications network	¥824,404	¥565,166	¥259,238
Internal-use software	1,092,442	816,389	276,053
Software acquired to be used in manufacture of handsets	190,722	96,107	94,615
Rights to use telecommunications facilities of wireline operators	19,052	7,126	11,926
Other	37,624	11,181	26,443

Total amortizable intangible assets	¥2,164,244	¥1,495,969	¥668,275

Unamortizable intangible assets:
Trademarks and trade names			¥3,981

Total unamortizable intangible assets			¥3,981

Total			¥672,256